10A. VALUATION AND QUALIFYING ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Schedule of Allowance for Doubtful Accounts
	Year Ended December 31,
	2015	2014
Beginning balance	$76	$18
Additions / (Adjustments)	19	58
Balance	$95	$76

Schedule of Inventory Reserves
	Year Ended December 31,
	2015	2014
Beginning balance	$144	$184
Additions / (Adjustments)	(26)	(40)
Balance	$118	$144